19. Employee benefits (post-employment) (Detail 2) - USD ($) $ in Millions		6 Months Ended	12 Months Ended
		Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019
Amounts recognized in the Statement of Financial Position
Present value of obligations		$ 40,569	$ 40,569	$ 40,569	$ 27,217	$ 40,569
( -) Fair value of plan assets		(14,075)	(14,075)	(14,075)	(11,575)	(14,075)
Net actuarial liability as of December 31,					15,642	26,494
Changes in the net actuarial liability
Actuarial liability, Beginning balance		26,494	26,494	22,750
Recognized in the Statement of Income			(1,415)	2,086
Costs incurred in the period			(2,675)	307
Service cost			1,260	1,779
Recognized in Equity - other comprehensive income			(2,415)	5,589
Remeasurement effects recognized in other comprehensive income			(2,415)	5,589
Cash effects			(1,048)	(1,882)
Contributions paid			(644)	(896)
Payments related to Term of financial commitment (TFC)			(404)	(986)
Other changes			(5,974)	(2,049)
Discontinued operations				(1,244)
Others			2	(48)
Cumulative Translation Adjustment			(5,976)	(757)
Balance as of December 31,				26,494
Obligations with contribution for the revision of the lump sum death benefit		414
Cumulative Translation Adjustment	[1]			(34)
Total obligation with pension and medical benefits				16,069
Changes in the present value of obligations
Obligations at the beginning of the year		40,569	40,569
Recognized in the Statement of Income			(714)	3,207
Interest expense			97	2,901
Service cost			(2,675)	306
Recognized in Equity - other comprehensive income			(2,129)	7,051
Remeasurement: Experience (gains) / losses			(821)	(1,348)
Remeasurement: (gains) / losses - demographic assumptions			(18)	(109)
Remeasurement: (gains) / losses - financial assumptions			(1,290)	8,508
Others			(10,509)	(5,094)
Discontinued operations				(1,905)
Benefits paid			(1,495)	(1,994)
Contributions paid by participants			90	98
Others			2	(84)
Cumulative Translation Adjustment			(9,106)	(1,209)
Obligations at the end of the year			27,217	40,569
Changes in the fair value of plan assets
Fair value of plan assets at the beginning of the year		14,075	14,075
Recognized in the statement of income			701	1,123
Interest income			701	1,123
Recognized in Equity - other comprehensive income			286	1,462
Remeasurement: Return on plan assets due to lower interest income			286	1,462
Cash effects			1,048	1,897
Contributions paid by the sponsor (Company)			644	899
Term of financial commitment (TFC) paid by the Company			404	998
Other Changes			(4,535)	(3,062)
Discontinued operations				(663)
Contributions paid by participants			90	98
Benefits Paid			(1,495)	(1,994)
Others				(36)
Cumulative Translation Adjustment			(3,130)	(467)
Fair value of plan assets at the end of the year			11,575	14,075
Petros Renegotiated [member]
Amounts recognized in the Statement of Financial Position
Present value of obligations		20,919	15,847	16,689	15,847	20,919
( -) Fair value of plan assets		(10,688)	(8,650)	(9,537)	(8,650)	(10,688)
Net actuarial liability as of December 31,					7,197	10,231
Changes in the net actuarial liability
Actuarial liability, Beginning balance		10,231	10,231	7,152
Recognized in the Statement of Income			84	561
Costs incurred in the period			(298)	51
Service cost			382	510
Recognized in Equity - other comprehensive income			(344)	4,155
Remeasurement effects recognized in other comprehensive income			(344)	4,155
Cash effects			(474)	(1,057)
Contributions paid			(255)	(340)
Payments related to Term of financial commitment (TFC)			(219)	(717)
Other changes			(2,300)	(580)
Discontinued operations				(399)
Others
Cumulative Translation Adjustment			(2,300)	(181)
Balance as of December 31,			7,197	10,231
Obligations with contribution for the revision of the lump sum death benefit			315
Cumulative Translation Adjustment			12
Total obligation with pension and medical benefits			7,524
Changes in the present value of obligations
Obligations at the beginning of the year		20,919	20,919	16,689
Recognized in the Statement of Income			589	1,408
Interest expense			887	1,357
Service cost			(298)	51
Recognized in Equity - other comprehensive income			(148)	5,254
Remeasurement: Experience (gains) / losses			(436)	1,165
Remeasurement: (gains) / losses - demographic assumptions				45
Remeasurement: (gains) / losses - financial assumptions			288	4,044
Others			(5,513)	(2,432)
Discontinued operations				(892)
Benefits paid			(920)	(1,097)
Contributions paid by participants			75	82
Others
Cumulative Translation Adjustment			(4,668)	(525)
Obligations at the end of the year			15,847	20,919
Changes in the fair value of plan assets
Fair value of plan assets at the beginning of the year		10,688	10,688	9,537
Recognized in the statement of income			505	847
Interest income			505	847
Recognized in Equity - other comprehensive income			196	1,099
Remeasurement: Return on plan assets due to lower interest income			196	1,099
Cash effects			474	1,067
Contributions paid by the sponsor (Company)			255	342
Term of financial commitment (TFC) paid by the Company			219	725
Other Changes			(3,213)	(1,862)
Discontinued operations				(493)
Contributions paid by participants			75	82
Benefits Paid			(920)	(1,097)
Others
Cumulative Translation Adjustment			(2,368)	(354)
Fair value of plan assets at the end of the year			8,650	10,688
Petros Non-renegotiated [member]
Amounts recognized in the Statement of Financial Position
Present value of obligations		5,955	4,811	5,372	4,811	5,955
( -) Fair value of plan assets		(2,691)	(2,213)	(2,492)	(2,213)	(2,691)
Net actuarial liability as of December 31,					2,598	3,264
Changes in the net actuarial liability
Actuarial liability, Beginning balance		3,264	3,264	2,880
Recognized in the Statement of Income			40	211
Costs incurred in the period			(93)	6
Service cost			133	205
Recognized in Equity - other comprehensive income			285	815
Remeasurement effects recognized in other comprehensive income			285	815
Cash effects			(265)	(376)
Contributions paid			(80)	(107)
Payments related to Term of financial commitment (TFC)			(185)	(269)
Other changes			(726)	(266)
Discontinued operations				(176)
Others
Cumulative Translation Adjustment			(726)	(90)
Balance as of December 31,			2,598	3,264
Obligations with contribution for the revision of the lump sum death benefit			99
Cumulative Translation Adjustment			(1)
Total obligation with pension and medical benefits			2,696
Changes in the present value of obligations
Obligations at the beginning of the year		5,955	5,955	5,372
Recognized in the Statement of Income			190	437
Interest expense			283	431
Service cost			(93)	6
Recognized in Equity - other comprehensive income			211	1,033
Remeasurement: Experience (gains) / losses			231	17
Remeasurement: (gains) / losses - demographic assumptions				59
Remeasurement: (gains) / losses - financial assumptions			(20)	957
Others			(1,545)	(887)
Discontinued operations				(304)
Benefits paid			(228)	(420)
Contributions paid by participants			15	16
Others
Cumulative Translation Adjustment			(1,332)	(179)
Obligations at the end of the year			4,811	5,955
Changes in the fair value of plan assets
Fair value of plan assets at the beginning of the year		2,691	2,691	2,492
Recognized in the statement of income			150	226
Interest income			150	226
Recognized in Equity - other comprehensive income			(74)	218
Remeasurement: Return on plan assets due to lower interest income			(74)	218
Cash effects			265	381
Contributions paid by the sponsor (Company)			80	108
Term of financial commitment (TFC) paid by the Company			185	273
Other Changes			(819)	(626)
Discontinued operations				(128)
Contributions paid by participants			15	16
Benefits Paid			(228)	(420)
Others
Cumulative Translation Adjustment			(606)	(94)
Fair value of plan assets at the end of the year			2,213	2,691
Pension plans petros 2 [member]
Amounts recognized in the Statement of Financial Position
Present value of obligations		1,672	1,177	996	1,177	1,672
( -) Fair value of plan assets		(683)	(700)	(585)	(700)	(683)
Net actuarial liability as of December 31,					477	989
Changes in the net actuarial liability
Actuarial liability, Beginning balance		989	989	411
Recognized in the Statement of Income			131	75
Costs incurred in the period			64	40
Service cost			67	35
Recognized in Equity - other comprehensive income			(391)	527
Remeasurement effects recognized in other comprehensive income			(391)	527
Cash effects
Contributions paid
Payments related to Term of financial commitment (TFC)
Other changes			(252)	(24)
Discontinued operations				(17)
Others
Cumulative Translation Adjustment			(252)	(7)
Balance as of December 31,			477	989
Obligations with contribution for the revision of the lump sum death benefit
Cumulative Translation Adjustment
Total obligation with pension and medical benefits			477
Changes in the present value of obligations
Obligations at the beginning of the year		1,672	1,672	996
Recognized in the Statement of Income			176	122
Interest expense			112	83
Service cost			64	39
Recognized in Equity - other comprehensive income			(228)	670
Remeasurement: Experience (gains) / losses			55	(34)
Remeasurement: (gains) / losses - demographic assumptions			(20)	(43)
Remeasurement: (gains) / losses - financial assumptions			(263)	747
Others			(443)	(116)
Discontinued operations				(58)
Benefits paid			(35)	(33)
Contributions paid by participants
Others
Cumulative Translation Adjustment			(408)	(25)
Obligations at the end of the year			1,177	1,672
Changes in the fair value of plan assets
Fair value of plan assets at the beginning of the year		683	683	585
Recognized in the statement of income			45	48
Interest income			45	48
Recognized in Equity - other comprehensive income			163	143
Remeasurement: Return on plan assets due to lower interest income			163	143
Cash effects
Contributions paid by the sponsor (Company)
Term of financial commitment (TFC) paid by the Company
Other Changes			(191)	(93)
Discontinued operations				(42)
Contributions paid by participants
Benefits Paid			(35)	(33)
Others
Cumulative Translation Adjustment			(156)	(18)
Fair value of plan assets at the end of the year			700	683
Medical plan AMS [member]
Amounts recognized in the Statement of Financial Position
Present value of obligations		11,986	5,356	12,236	5,356	11,986
( -) Fair value of plan assets
Net actuarial liability as of December 31,					5,356	11,986
Changes in the net actuarial liability
Actuarial liability, Beginning balance		11,986	11,986	12,236
Recognized in the Statement of Income			(1,672)	1,232
Costs incurred in the period			(2,348)	208
Service cost			676	1,024
Recognized in Equity - other comprehensive income			(1,957)	89
Remeasurement effects recognized in other comprehensive income			(1,957)	89
Cash effects			(308)	(442)
Contributions paid			(308)	(442)
Payments related to Term of financial commitment (TFC)
Other changes			(2,693)	(1,129)
Discontinued operations				(651)
Others
Cumulative Translation Adjustment			(2,693)	(478)
Balance as of December 31,			5,356	11,986
Obligations with contribution for the revision of the lump sum death benefit
Cumulative Translation Adjustment
Total obligation with pension and medical benefits			5,356
Changes in the present value of obligations
Obligations at the beginning of the year		11,986	11,986	12,236
Recognized in the Statement of Income			(1,672)	1,232
Interest expense			676	1,024
Service cost			(2,348)	208
Recognized in Equity - other comprehensive income			(1,957)	89
Remeasurement: Experience (gains) / losses			(671)	(2,489)
Remeasurement: (gains) / losses - demographic assumptions			1	(169)
Remeasurement: (gains) / losses - financial assumptions			(1,287)	2,747
Others			(3,001)	(1,571)
Discontinued operations				(651)
Benefits paid			(310)	(442)
Contributions paid by participants
Others
Cumulative Translation Adjustment			(2,691)	(478)
Obligations at the end of the year			5,356	11,986
Changes in the fair value of plan assets
Fair value of plan assets at the beginning of the year
Recognized in the statement of income
Interest income
Recognized in Equity - other comprehensive income
Remeasurement: Return on plan assets due to lower interest income
Cash effects			308	442
Contributions paid by the sponsor (Company)			308	442
Term of financial commitment (TFC) paid by the Company
Other Changes			(308)	(442)
Discontinued operations
Contributions paid by participants
Benefits Paid			(310)	(442)
Others
Cumulative Translation Adjustment			2
Fair value of plan assets at the end of the year
Other plans [member]
Amounts recognized in the Statement of Financial Position
Present value of obligations		37	37	112	26	37
( -) Fair value of plan assets		(13)	(13)	(41)	(12)	(13)
Net actuarial liability as of December 31,					$ 14	$ 24
Changes in the net actuarial liability
Actuarial liability, Beginning balance		24	24	71
Recognized in the Statement of Income			2	7
Costs incurred in the period				2
Service cost			2	5
Recognized in Equity - other comprehensive income			(8)	3
Remeasurement effects recognized in other comprehensive income			(8)	3
Cash effects			(1)	(7)
Contributions paid			(1)	(7)
Payments related to Term of financial commitment (TFC)
Other changes			(3)	(50)
Discontinued operations				(1)
Others			2	(48)
Cumulative Translation Adjustment			(5)	(1)
Balance as of December 31,			14	24
Obligations with contribution for the revision of the lump sum death benefit
Cumulative Translation Adjustment			2
Total obligation with pension and medical benefits			16
Changes in the present value of obligations
Obligations at the beginning of the year		37	37	112
Recognized in the Statement of Income			3	8
Interest expense			3	6
Service cost				2
Recognized in Equity - other comprehensive income			(7)	5
Remeasurement: Experience (gains) / losses				(7)
Remeasurement: (gains) / losses - demographic assumptions			1	(1)
Remeasurement: (gains) / losses - financial assumptions			(8)	13
Others			(7)	(88)
Discontinued operations
Benefits paid			(2)	(2)
Contributions paid by participants
Others			2	(84)
Cumulative Translation Adjustment			(7)	(2)
Obligations at the end of the year			26	37
Changes in the fair value of plan assets
Fair value of plan assets at the beginning of the year		$ 13	13	41
Recognized in the statement of income			1	2
Interest income			1	2
Recognized in Equity - other comprehensive income			1	2
Remeasurement: Return on plan assets due to lower interest income			1	2
Cash effects			1	7
Contributions paid by the sponsor (Company)			1	7
Term of financial commitment (TFC) paid by the Company
Other Changes			(4)	(39)
Discontinued operations
Contributions paid by participants
Benefits Paid			(2)	(2)
Others				(36)
Cumulative Translation Adjustment			(2)	(1)
Fair value of plan assets at the end of the year			$ 12	$ 13

[1]	It includes US$ 804 loss (US$ 132 loss in 2019 and US$ 236 loss in 2018), of cumulative translation adjustments in associates and joint ventures.